Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 74.2%
Administrative & Support Services: 1.5%
34,389		TTEC Holdings, Inc. [2]	$2,319,194

Amusement, Gambling & Recreation Industries: 2.0%
61,649		Caesars Entertainment, Inc. [1]	3,092,930

Chemical Manufacturing: 3.1%
55,338		Ligand Pharmaceuticals, Inc. [1]	4,920,102

Computer & Electronic Product Manufacturing: 13.3%
11,590		IDEXX Laboratories, Inc. [1]	4,538,876
148,585		ON Semiconductor Corp. [1]	9,016,138
16,365		Roper Technologies, Inc.	7,240,530
			20,795,544
Credit Intermediation: 20.5%
48,230		Euronet Worldwide, Inc. [1]	5,843,547
314,086		First Hawaiian, Inc.	8,043,743
466,413		Kearny Financial Corp. [2]	5,788,185
278,282		Open Lending Corp. - Class A [1,2]	3,662,191
470,133		Paya Holdings, Inc. - Class A [1,2]	2,769,083
27,585		Visa, Inc. - Class A [2]	5,852,710
			31,959,459
Health Care Equipment Manufacturing: 13.4%
34,025		STERIS PLC	7,764,505
31,685		Stryker Corp.	7,430,132
19,885		Teleflex, Inc.	5,721,710
			20,916,347
Insurance Carriers & Related Activities: 3.7%
92,739		Palomar Holdings, Inc. [1]	5,763,729

Mining: 5.2%
206,925		Freeport-McMoRan, Inc.	8,086,629

Professional, Scientific & Technical Services: 2.8%
148,779		Ebix, Inc. [2]	4,336,908

Publishing Industries: 1.7%
656,150		Porch Group, Inc. [1,2]	2,703,338

Sporting & Recreation Goods: 3.7%
14,312		Pool Corp. [2]	5,705,049

Truck Transportation: 3.3%
29,510		J.B. Hunt Transport Services, Inc. [2]	5,092,836

TOTAL COMMON STOCKS
(Cost $102,945,563)			115,692,065

PREFERRED STOCKS: 1.9%
Diversified Financials: 1.9%
		B Riley Financial, Inc.,
47,800		6.750% [2]	1,206,950
72,000		6.500% [2]	1,796,400
			3,003,350
TOTAL PREFERRED STOCKS
(Cost $2,995,000)			3,003,350

Principal Amount
CORPORATE BONDS: 19.2%
Administrative & Support Services: 0.4%
		Scotts Miracle-Gro Co.,
		4.500%,
$ 700,000		10/15/29	629,832

Chemical Manufacturing: 1.5%
		HB Fuller Co.,
		4.000%,
2,418,000		2/15/27	2,279,122
		Kimberly-Clark Corp.,
		3.200%,
100,000		4/25/29	96,855
			2,375,977
Computer & Electronic Product Manufacturing: 0.6%
		Alphabet, Inc.,
		0.800%,
1,000,000		8/15/27	892,335

Credit Intermediation: 0.2%
		Visa, Inc.,
		0.750%,
321,000		8/15/27 [2]	284,546

Fabricated Metal Product Manufacturing: 1.8%
		Emerson Electric Co.,
		0.875%,
950,000		10/15/26	852,699
		Stanley Black & Decker, Inc.,
		2.300%,
2,000,000		2/24/25	1,958,741
			2,811,440
Furniture Manufacturing: 0.6%
		Leggett & Platt, Inc.,
		3.400%,
970,000		8/15/22	971,170

Insurance Carriers & Related Activities: 0.5%
		Reinsurance Group of America, Inc.,
		3.900%,
800,000		5/15/29 [2]	776,746

Machinery Manufacturing: 0.5%
		Brunswick Corp.,
		4.400%,
960,000		9/15/32 [2]	867,244

Merchant Wholesalers & Durable Goods: 1.2%
		Avnet, Inc.,
		3.000%,
1,000,000		5/15/31	852,619
		Hubbell, Inc.,
		3.500%,
1,045,000		2/15/28	1,024,992
			1,877,611
Nonstore Retailers: 0.9%
		Amazon.com, Inc.,
		1.650%,
1,500,000		5/12/28 [2]	1,356,025

Paper Manufacturing: 0.6%
		Sonoco Products Co.,
		2.250%,
950,000		2/1/27 [2]	878,666

Primary Metal Manufacturing: 0.3%
		Reliance Steel & Aluminum Co.,
		1.300%,
490,000		8/15/25	455,357

Professional, Scientific & Technical Services: 3.2%
		Equifax, Inc.,
		3.300%,
4,995,000		12/15/22	5,010,312

Rail Transportation: 1.2%
		Union Pacific Corp.,
		2.800%,
2,000,000		2/14/32 [2]	1,822,575

Transportation Equipment Manufacturing: 2.5%
		Honda Motor Co Ltd.,
		2.534%,
1,200,000		3/10/27 [2]	1,144,149
		Toyota Motor Corp.,
		1.339%,
2,900,000		3/25/26	2,685,222
			3,829,371
Utilities: 3.2%
		Duke Energy Corp.,
		0.900%,
1,000,000		9/15/25	920,622
		NextEra Energy Capital Holdings, Inc.,
		2.940%,
2,000,000		3/21/24	1,995,413
		Pacific Gas and Electric Co.,
		4.200%,
600,000		3/1/29	561,475
		The Southern Co.,
		5.113%,
1,500,000		8/1/27	1,551,045
			5,028,555
TOTAL CORPORATE BONDS
(Cost $31,428,778)			29,867,762

Shares
SHORT-TERM INVESTMENTS: 4.6%
Money Market Funds: 4.6%
7,154,448		Invesco Government & Agency Portfolio - Institutional Class , 0.674% [3]	7,154,448

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,154,448)			7,154,448

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 21.5%
Private Funds: 21.5%
33,547,902		Mount Vernon Liquid Assets Portfolio, 0.920% [3]	33,547,902

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $33,547,902)			33,547,902

TOTAL INVESTMENTS IN SECURITIES: 121.4%
(Cost $178,071,691)			189,265,527
Liabilities in Excess of Other Assets: (21.4)%			(33,377,270)
TOTAL NET ASSETS: 100.0%			$155,888,257

	[1]	Non-income producing security.
	[2]	All or a portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $32,295,029 or 20.7% of net assets.
	[3]	Annualized seven-day effective yield as of May 31, 2022.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$115,692,065	$-	$-	$115,692,065
Preferred Stock	-	3,003,350	-	-	3,003,350
Corporate Bonds	-	-	29,867,762	-	29,867,762
Short-Term Investments	-	7,154,448	-	-	7,154,448
Investments Purchased with Cash Proceeds from Securities Lending	33,547,902	-	-	-	33,547,902
Total Investments in Securities	$33,547,902	$125,849,863	$29,867,762	$-	$189,265,527